Commitments and Contingencies (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Summary of future contractual obligations
2013	$ 57,700	$ 205,000
2014	201,200	201,200
2015	99,900	100,000
2016	75,000	75,000
2017	75,000	75,000
Total	508,800	656,200
Research and Development [Member]
Summary of future contractual obligations
2013	31,300	100,000
2014	100,000	100,000
2015	75,000	75,000
2016	75,000	75,000
2017	75,000	75,000
Total	356,300	425,000
Property and Other Leases [Member]
Summary of future contractual obligations
2013	26,400	105,000
2014	101,200	101,200
2015	24,900	25,000
2016
2017
Total	$ 152,500	$ 231,200